Convertible Loans (Details) - USD ($)				12 Months Ended
	Dec. 26, 2024	Jan. 02, 2024	Dec. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Loans [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.05
Closing initial offering			$ 6,000,000
Volume weighted average price			110.00%
Gross proceeds amount		$ 5,580,000			$ 5,580,000
Placement of net proceeds amount				16,520,000
Fair value of warrants				595,000
Change in fair value of convertible loans					$ 678,297
Agreement amount	$ 6,000,000
Convertible Loans [Member]
Convertible Loans [Line Items]
Convertible securities			$ 50,500,000
Percentage of original issue discount			7.00%
Dividend percentage			50.00%
Convertible of lower per share (in Dollars per share)			$ 273.8
Convertible Notes Payable [Member]
Convertible Loans [Line Items]
Warrants exercisable shares (in Shares)			12,053
Exercise price per share (in Dollars per share)			$ 298.69
Placement of net proceeds amount		$ 4,800,000
Fair value of the convertible notes				$ 49,850
Converted ordinary shares (in Shares)					79,645
VWAP [Member]
Convertible Loans [Line Items]
Volume weighted average price			95.00%
VWAP [Member] | Convertible Loans [Member]
Convertible Loans [Line Items]
Volume weighted average price			120.00%
SPA [Member]
Convertible Loans [Line Items]
Percentage of beneficial ownership limitation			4.99%
VWAP [Member]
Convertible Loans [Line Items]
Percentage of beneficial ownership limitation			4.99%